Appendix V - Movement in Property, Plant and Equipment (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	[1]	€ 3,247,123	€ 3,302,858
Additions, impairment		(1,370)	(5,300)
Additions, net		36,836	39,488
Business combination			97
Transfers		(3,420)	(1,766)
Disposals		(49,043)	(21,418)
Translation differences		110,350	(72,136)
Property, plant and equipment at end of period		3,341,846	3,247,123	[1]
Fixed Assets under construction
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period		910,671
Property, plant and equipment at end of period		802,313	910,671
Gross carrying amount
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period		5,218,041	5,138,157
Additions		260,310	261,331
Business combination			480
Transfers		(3,300)	389
Disposals		(82,683)	(64,844)
Translation differences		195,001	(117,472)
Property, plant and equipment at end of period		5,587,369	5,218,041
Gross carrying amount | Land and buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period		1,131,912	1,155,406
Additions		379	6,046
Transfers		56,480	342
Disposals		(4,453)	(4,953)
Translation differences		46,289	(24,929)
Property, plant and equipment at end of period		1,230,607	1,131,912
Gross carrying amount | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period		3,175,459	3,103,209
Additions		66,772	72,241
Business combination			480
Transfers		263,393	125,507
Disposals		(78,230)	(58,245)
Translation differences		127,055	(67,733)
Property, plant and equipment at end of period		3,554,449	3,175,459
Gross carrying amount | Fixed Assets under construction
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period		910,670	879,542
Additions		193,159	183,044
Transfers		(323,173)	(125,460)
Disposals			(1,646)
Translation differences		21,657	(24,810)
Property, plant and equipment at end of period		802,313	910,670
Accumulated depreciation
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period		(1,964,098)	(1,822,735)
Additions, depreciation		(222,104)	(220,670)
Business combination			(383)
Transfers		(120)	(2,155)
Disposals		32,520	36,659
Translation differences		(84,664)	45,186
Property, plant and equipment at end of period		(2,238,466)	(1,964,098)
Accumulated depreciation | Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period		(206,375)	(181,337)
Additions, depreciation		(31,505)	(32,309)
Transfers		57	181
Disposals		1,481	1,954
Translation differences		(9,807)	5,136
Property, plant and equipment at end of period		(246,149)	(206,375)
Accumulated depreciation | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period		(1,757,723)	(1,641,398)
Additions, depreciation		(190,599)	(188,361)
Business combination			(383)
Transfers		(177)	(2,336)
Disposals		31,039	34,705
Translation differences		(74,857)	40,050
Property, plant and equipment at end of period		(1,992,317)	(1,757,723)
Accumulated impairment
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period		(6,820)	(12,564)
Additions, impairment		(1,370)	(1,173)
Disposals		1,120	6,767
Translation differences		13	150
Property, plant and equipment at end of period		€ (7,057)	€ (6,820)

[1]	Restated figures (Note 2.d)